Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per common share - basic	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Net loss per common share - diluted	$ (0.00)	$ (0.00)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of common shares outstanding, basic	218,557,629	175,760,253	204,852,652	165,908,048	169,341,781	136,720,652
Weighted average number of common shares outstanding, diluted	218,557,629	175,760,253	204,852,652	165,908,048	169,341,781	136,720,652